Distribution Date:	02/16/24	BBCMS Mortgage Trust 2019-C3
Determination Date:	02/12/24
Next Distribution Date:	03/15/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2019-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Vinson	(212) 412-4000	daniel.vinson@barclays.com;
					SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-15		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 2)	16-18		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	20
			Don Simon	(203) 660-6100
Delinquency Loan Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05550MAQ7	2.581000%	16,654,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05550MAR5	3.438000%	30,000,000.00	16,655,872.90	108,190.27	47,719.08	0.00	0.00	155,909.35	16,547,682.63	31.01%	30.00%
A-3	05550MAS3	3.319000%	266,000,000.00	266,000,000.00	0.00	735,711.67	0.00	0.00	735,711.67	266,000,000.00	31.01%	30.00%
A-4	05550MAU8	3.583000%	307,000,000.00	307,000,000.00	0.00	916,650.83	0.00	0.00	916,650.83	307,000,000.00	31.01%	30.00%
A-SB	05550MAT1	3.458000%	36,000,000.00	36,000,000.00	323,208.96	103,740.00	0.00	0.00	426,948.96	35,676,791.04	31.01%	30.00%
A-S	05550MAX2	3.895000%	87,811,000.00	87,811,000.00	0.00	285,019.87	0.00	0.00	285,019.87	87,811,000.00	21.32%	20.63%
B	05550MAY0	4.096000%	39,808,000.00	39,808,000.00	0.00	135,877.97	0.00	0.00	135,877.97	39,808,000.00	16.92%	16.38%
C	05550MAZ7	4.178000%	39,807,000.00	39,807,000.00	0.00	138,594.71	0.00	0.00	138,594.71	39,807,000.00	12.53%	12.13%
D	05550MAC8	3.000000%	18,349,000.00	18,349,000.00	0.00	45,872.50	0.00	0.00	45,872.50	18,349,000.00	10.51%	10.17%
E-RR	05550MAE4	4.768532%	27,313,000.00	27,313,000.00	0.00	108,535.77	0.00	0.00	108,535.77	27,313,000.00	7.49%	7.25%
F-RR	05550MAG9	4.768532%	11,708,000.00	11,708,000.00	0.00	46,524.98	0.00	0.00	46,524.98	11,708,000.00	6.20%	6.00%
G-RR	05550MAJ3	4.768532%	10,537,000.00	10,537,000.00	0.00	41,871.69	0.00	0.00	41,871.69	10,537,000.00	5.04%	4.88%
H-RR	05550MAL8	4.768532%	9,367,000.00	9,367,000.00	0.00	37,222.37	0.00	0.00	37,222.37	9,367,000.00	4.01%	3.88%
J-RR*	05550MBA1	4.768532%	36,295,542.00	36,295,542.00	0.00	139,733.93	0.00	0.00	139,733.93	36,295,542.00	0.00%	0.00%
R	05550MAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,649,542.00	906,651,414.90	431,399.23	2,783,075.37	0.00	0.00	3,214,474.60	906,220,015.67

X-A	05550MAV6	1.308826%	655,654,000.00	625,655,872.90	0.00	682,395.32	0.00	0.00	682,395.32	625,224,473.67
X-B	05550MAW4	0.758456%	167,426,000.00	167,426,000.00	0.00	105,821.03	0.00	0.00	105,821.03	167,426,000.00
X-D	05550MAA2	1.768532%	18,349,000.00	18,349,000.00	0.00	27,042.33	0.00	0.00	27,042.33	18,349,000.00
Notional SubTotal			841,429,000.00	811,430,872.90	0.00	815,258.68	0.00	0.00	815,258.68	810,999,473.67

Deal Distribution Total					431,399.23	3,598,334.05	0.00	0.00	4,029,733.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05550MAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05550MAR5	555.19576333	3.60634233	1.59063600	0.00000000	0.00000000	0.00000000	0.00000000	5.19697833	551.58942100
A-3	05550MAS3	1,000.00000000	0.00000000	2.76583335	0.00000000	0.00000000	0.00000000	0.00000000	2.76583335	1,000.00000000
A-4	05550MAU8	1,000.00000000	0.00000000	2.98583332	0.00000000	0.00000000	0.00000000	0.00000000	2.98583332	1,000.00000000
A-SB	05550MAT1	1,000.00000000	8.97802667	2.88166667	0.00000000	0.00000000	0.00000000	0.00000000	11.85969333	991.02197333
A-S	05550MAX2	1,000.00000000	0.00000000	3.24583332	0.00000000	0.00000000	0.00000000	0.00000000	3.24583332	1,000.00000000
B	05550MAY0	1,000.00000000	0.00000000	3.41333325	0.00000000	0.00000000	0.00000000	0.00000000	3.41333325	1,000.00000000
C	05550MAZ7	1,000.00000000	0.00000000	3.48166679	0.00000000	0.00000000	0.00000000	0.00000000	3.48166679	1,000.00000000
D	05550MAC8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	05550MAE4	1,000.00000000	0.00000000	3.97377696	0.00000000	0.00000000	0.00000000	0.00000000	3.97377696	1,000.00000000
F-RR	05550MAG9	1,000.00000000	0.00000000	3.97377690	0.00000000	0.00000000	0.00000000	0.00000000	3.97377690	1,000.00000000
G-RR	05550MAJ3	1,000.00000000	0.00000000	3.97377717	0.00000000	0.00000000	0.00000000	0.00000000	3.97377717	1,000.00000000
H-RR	05550MAL8	1,000.00000000	0.00000000	3.97377709	0.00000000	0.00000000	0.00000000	0.00000000	3.97377709	1,000.00000000
J-RR	05550MBA1	1,000.00000000	0.00000000	3.84989236	0.12388464	1.27349386	0.00000000	0.00000000	3.84989236	1,000.00000000
R	05550MAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05550MAV6	954.24701580	0.00000000	1.04078572	0.00000000	0.00000000	0.00000000	0.00000000	1.04078572	953.58904799
X-B	05550MAW4	1,000.00000000	0.00000000	0.63204658	0.00000000	0.00000000	0.00000000	0.00000000	0.63204658	1,000.00000000
X-D	05550MAA2	1,000.00000000	0.00000000	1.47377677	0.00000000	0.00000000	0.00000000	0.00000000	1.47377677	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/24 - 01/30/24	30	0.00	47,719.08	0.00	47,719.08	0.00	0.00	0.00	47,719.08	0.00
A-3	01/01/24 - 01/30/24	30	0.00	735,711.67	0.00	735,711.67	0.00	0.00	0.00	735,711.67	0.00
A-4	01/01/24 - 01/30/24	30	0.00	916,650.83	0.00	916,650.83	0.00	0.00	0.00	916,650.83	0.00
A-SB	01/01/24 - 01/30/24	30	0.00	103,740.00	0.00	103,740.00	0.00	0.00	0.00	103,740.00	0.00
X-A	01/01/24 - 01/30/24	30	0.00	682,395.32	0.00	682,395.32	0.00	0.00	0.00	682,395.32	0.00
X-B	01/01/24 - 01/30/24	30	0.00	105,821.03	0.00	105,821.03	0.00	0.00	0.00	105,821.03	0.00
X-D	01/01/24 - 01/30/24	30	0.00	27,042.33	0.00	27,042.33	0.00	0.00	0.00	27,042.33	0.00
A-S	01/01/24 - 01/30/24	30	0.00	285,019.87	0.00	285,019.87	0.00	0.00	0.00	285,019.87	0.00
B	01/01/24 - 01/30/24	30	0.00	135,877.97	0.00	135,877.97	0.00	0.00	0.00	135,877.97	0.00
C	01/01/24 - 01/30/24	30	0.00	138,594.71	0.00	138,594.71	0.00	0.00	0.00	138,594.71	0.00
D	01/01/24 - 01/30/24	30	0.00	45,872.50	0.00	45,872.50	0.00	0.00	0.00	45,872.50	0.00
E-RR	01/01/24 - 01/30/24	30	0.00	108,535.77	0.00	108,535.77	0.00	0.00	0.00	108,535.77	0.00
F-RR	01/01/24 - 01/30/24	30	0.00	46,524.98	0.00	46,524.98	0.00	0.00	0.00	46,524.98	0.00
G-RR	01/01/24 - 01/30/24	30	0.00	41,871.69	0.00	41,871.69	0.00	0.00	0.00	41,871.69	0.00
H-RR	01/01/24 - 01/30/24	30	0.00	37,222.37	0.00	37,222.37	0.00	0.00	0.00	37,222.37	0.00
J-RR	01/01/24 - 01/30/24	30	41,560.54	144,230.39	0.00	144,230.39	4,496.46	0.00	0.00	139,733.93	46,222.15
Totals			41,560.54	3,602,830.51	0.00	3,602,830.51	4,496.46	0.00	0.00	3,598,334.05	46,222.15

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,029,733.28
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,735,738.12	Master Servicing Fee	4,428.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,042.83
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	390.36
ARD Interest	0.00	Operating Advisor Fee	1,951.82
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,735,738.12	Total Fees	12,813.27

Principal		Expenses/Reimbursements
Scheduled Principal	431,399.23	Reimbursement for Interest on Advances	(24.38)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,520.83
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	431,399.23	Total Expenses/Reimbursements	4,496.45

		Interest Reserve Deposit	120,094.35

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,598,334.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	431,399.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,029,733.28
Total Funds Collected	4,167,137.35	Total Funds Distributed	4,167,137.35

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	906,651,415.27	906,651,415.27	Beginning Certificate Balance	906,651,414.90
(-) Scheduled Principal Collections	431,399.23	431,399.23	(-) Principal Distributions	431,399.23
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	906,220,016.04	906,220,016.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	906,654,486.64	906,654,486.64	Ending Certificate Balance	906,220,015.67
Ending Actual Collateral Balance	906,235,149.86	906,235,149.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.37)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.37)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.77%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	7,103,137.22	0.78%	61	5.3331	NAP	Defeased	6	7,103,137.22	0.78%	61	5.3331	NAP
$9,999,999 or less	30	169,481,783.81	18.70%	60	4.9680	1.783150	1.39 or less	16	189,068,174.08	20.86%	62	4.7944	1.099906
$10,000,000 to $19,999,999	18	244,913,527.00	27.03%	55	4.7464	1.927287	1.40 to 1.49	5	79,704,436.23	8.80%	62	4.9665	1.422738
$20,000,000 to $29,999,999	7	160,991,846.65	17.77%	61	4.7515	1.918577	1.50 to 1.59	3	63,686,064.27	7.03%	62	4.9030	1.528058
$30,000,000 to $39,999,999	4	134,504,721.36	14.84%	61	4.8222	1.587940	1.60 to 1.69	4	86,178,324.59	9.51%	62	4.6268	1.624799
$40,000,000 to $49,999,999	3	132,025,000.00	14.57%	62	4.5010	1.636376	1.70 to 1.79	10	104,136,812.62	11.49%	61	4.6659	1.750407
$50,000,000 or greater	1	57,200,000.00	6.31%	60	5.0000	2.390000	1.80 to 1.99	5	86,302,710.54	9.52%	61	4.6362	1.912807
Totals	69	906,220,016.04	100.00%	59	4.7849	1.833582	2.00 to 2.99	16	223,809,377.05	24.70%	52	4.8518	2.308901
							3.0 or greater	4	66,230,979.44	7.31%	62	4.7269	3.421830
							Totals	69	906,220,016.04	100.00%	59	4.7849	1.833582
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	7,103,137.22	0.78%	61	5.3331	NAP	Ohio	14	31,558,751.54	3.48%	63	4.7347	1.981816
Alabama	1	18,414,325.22	2.03%	63	4.8100	1.910000	Oregon	2	19,089,741.91	2.11%	63	4.7368	1.725245
California	12	120,093,108.56	13.25%	61	4.5884	1.900476	Pennsylvania	8	72,824,148.44	8.04%	58	4.8074	1.952060
Colorado	1	24,991,846.65	2.76%	63	4.9000	3.030000	South Carolina	2	8,567,400.60	0.95%	60	5.0000	2.390000
Connecticut	1	2,465,040.44	0.27%	60	5.9400	1.190000	Tennessee	13	18,126,635.04	2.00%	62	4.1847	1.661624
Delaware	1	9,704,000.00	1.07%	54	4.2775	1.790000	Texas	16	65,655,674.40	7.25%	33	4.5879	1.921241
Florida	15	88,517,070.18	9.77%	62	4.9376	1.767308	Virginia	3	10,412,379.01	1.15%	62	4.9635	1.429451
Georgia	6	7,950,600.99	0.88%	62	4.8280	1.402741	Washington	1	4,200,083.33	0.46%	60	5.8400	2.960000
Hawaii	186	10,000,000.03	1.10%	60	4.3100	2.400000	Washington, DC	1	21,000,000.00	2.32%	63	4.7000	1.080000
Idaho	1	2,250,000.00	0.25%	63	4.4890	1.760000	Wisconsin	9	29,178,694.97	3.22%	61	4.9140	2.143521
Illinois	8	13,815,853.49	1.52%	62	4.6586	1.462739	Totals	348	906,220,016.04	100.00%	59	4.7849	1.833582
Indiana	4	11,009,278.76	1.21%	60	5.2517	1.750378
									Property Type³
Iowa	1	1,504,015.51	0.17%	57	4.5500	1.950000
Kansas	1	800,000.00	0.09%	63	4.4890	1.760000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	3	30,471,406.69	3.36%	63	4.9217	1.365582		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	1	19,105,200.05	2.11%	62	4.6000	1.380000	Defeased	1	7,103,137.22	0.78%	61	5.3331	NAP
Massachusetts	3	27,488,875.82	3.03%	61	5.0493	2.130768	Industrial	39	104,202,649.52	11.50%	62	4.7269	2.130850
Michigan	8	28,920,237.78	3.19%	62	4.8083	1.394823	Lodging	15	174,308,718.08	19.23%	62	4.9984	1.914668
Minnesota	3	44,155,266.81	4.87%	62	4.8610	1.216580	Mixed Use	1	30,000,000.00	3.31%	60	4.5303	1.920000
Mississippi	7	15,219,170.22	1.68%	62	4.6845	1.741137	Mobile Home Park	11	37,514,439.60	4.14%	62	4.9656	1.421150
Nebraska	1	800,000.00	0.09%	63	4.4890	1.760000	Multi-Family	3	72,589,741.91	8.01%	61	4.7708	1.176054
Nevada	3	14,974,952.85	1.65%	60	5.0000	2.390000	Office	18	232,659,258.17	25.67%	53	4.7865	1.713620
New Mexico	2	4,929,503.33	0.54%	62	5.2082	2.780928	Other	178	9,475,372.78	1.05%	60	4.3100	2.400000
New York	3	60,300,000.00	6.65%	61	4.8522	1.779900	Retail	49	112,693,430.99	12.44%	61	4.7266	1.693234
North Carolina	6	60,623,616.63	6.69%	61	4.8209	1.952791	Self Storage	33	125,673,268.20	13.87%	61	4.6057	2.268800
							Totals	348	906,220,016.04	100.00%	59	4.7849	1.833582

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	7,103,137.22	0.78%	61	5.3331	NAP	Defeased	6	7,103,137.22	0.78%	61	5.3331	NAP
	4.499% or less	7	165,454,000.00	18.26%	61	4.3504	1.719996	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	40	550,457,606.19	60.74%	58	4.7881	1.837307	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.000% to 5.4999%	14	176,540,148.86	19.48%	61	5.1186	1.915349	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.500% or greater	2	6,665,123.77	0.74%	60	5.8770	2.305380	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	906,220,016.04	100.00%	59	4.7849	1.833582	49 months or greater	63	899,116,878.82	99.22%	59	4.7805	1.834513
								Totals	69	906,220,016.04	100.00%	59	4.7849	1.833582
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	7,103,137.22	0.78%	61	5.3331	NAP	Defeased	6	7,103,137.22	0.78%	61	5.3331	NAP
	60 months or less	17	283,410,300.12	31.27%	53	4.7592	2.041216	299 months or less	26	506,473,479.57	55.89%	57	4.7547	1.842595
61 months to 109 months		46	615,706,578.70	67.94%	62	4.7903	1.739367	300 months to 352 months	37	392,643,399.25	43.33%	62	4.8138	1.824087
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	353 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	906,220,016.04	100.00%	59	4.7849	1.833582	Totals	69	906,220,016.04	100.00%	59	4.7849	1.833582
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	7,103,137.22	0.78%	61	5.3331	NAP			No outstanding loans in this group
Underwriter's Information		15	190,636,143.61	21.04%	61	4.7034	1.774228
	12 months or less	42	595,720,187.56	65.74%	59	4.7952	1.801548
	13 months to 24 months	5	110,295,507.21	12.17%	60	4.8084	2.131161
	25 months or greater	1	2,465,040.44	0.27%	60	5.9400	1.190000
	Totals	69	906,220,016.04	100.00%	59	4.7849	1.833582
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30316087	SS	Various	Various	Actual/360	5.000%	246,277.78	0.00	0.00	N/A	02/01/29	--	57,200,000.00	57,200,000.00	02/01/24
2A1	30316088	OF	Malvern	PA	Actual/360	4.860%	125,550.00	0.00	0.00	N/A	11/07/28	--	30,000,000.00	30,000,000.00	02/07/24
2A2	30316089				Actual/360	4.860%	104,625.00	0.00	0.00	N/A	11/07/28	--	25,000,000.00	25,000,000.00	02/07/24
3	30316096	IN	Various	Various	Actual/360	4.489%	188,444.48	0.00	0.00	N/A	05/06/29	--	48,750,000.00	48,750,000.00	02/06/24
4A1	30316097	LO	Various	Various	Actual/360	4.958%	149,428.61	0.00	0.00	N/A	05/01/29	--	35,000,000.00	35,000,000.00	02/01/24
4A3	30316099				Actual/360	4.958%	42,693.89	0.00	0.00	N/A	05/01/29	--	10,000,000.00	10,000,000.00	02/01/24
5	30316107	LO	Fort Lauderdale	FL	Actual/360	4.865%	177,102.89	0.00	0.00	N/A	04/06/29	--	42,275,000.00	42,275,000.00	02/06/24
6	30316108	OF	Plymouth	MN	Actual/360	4.895%	166,737.34	52,062.09	0.00	N/A	04/06/29	--	39,556,783.45	39,504,721.36	02/06/24
7A1	30316109	SS	Various	Various	Actual/360	4.140%	146,165.00	0.00	0.00	N/A	04/06/29	--	41,000,000.00	41,000,000.00	02/06/24
8A2	30316111	MF	San Francisco	CA	Actual/360	4.436%	95,496.91	0.00	0.00	N/A	02/10/29	--	25,000,000.00	25,000,000.00	01/10/24
8A4	30316112				Actual/360	4.436%	38,198.76	0.00	0.00	N/A	02/10/29	--	10,000,000.00	10,000,000.00	01/10/24
9	30316113	MU	New York	NY	Actual/360	4.530%	117,033.19	0.00	0.00	N/A	02/08/29	--	30,000,000.00	30,000,000.00	02/08/24
10A3	30316114	OF	Addison	TX	Actual/360	4.568%	59,003.33	0.00	0.00	N/A	02/06/24	--	15,000,000.00	15,000,000.00	02/06/24
10A6	30316115				Actual/360	4.568%	39,335.56	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	02/06/24
10A8	30316116				Actual/360	4.568%	19,667.78	0.00	0.00	N/A	02/06/24	--	5,000,000.00	5,000,000.00	02/06/24
11A3	30502576	MH	Various	Various	Actual/360	4.900%	38,968.17	10,567.07	0.00	N/A	04/06/29	--	9,235,380.27	9,224,813.20	02/06/24
11A4	30502577				Actual/360	4.900%	19,484.09	5,283.54	0.00	N/A	04/06/29	--	4,617,690.04	4,612,406.50	02/06/24
11A6	30502579				Actual/360	4.900%	19,484.09	5,283.54	0.00	N/A	04/06/29	--	4,617,690.04	4,612,406.50	02/06/24
11A7	30502580				Actual/360	4.900%	19,484.09	5,283.54	0.00	N/A	04/06/29	--	4,617,690.04	4,612,406.50	02/06/24
11A8	30502581				Actual/360	4.900%	19,484.09	5,283.54	0.00	N/A	04/06/29	--	4,617,690.04	4,612,406.50	02/06/24
11A3-1	30507873				Actual/360	4.900%	2,782.81	754.62	0.00	N/A	04/06/29	--	659,520.27	658,765.65	02/06/24
11A4-1	30507874				Actual/360	4.900%	1,391.40	377.31	0.00	N/A	04/06/29	--	329,760.17	329,382.86	02/06/24
11A6-1	30507876				Actual/360	4.900%	1,391.40	377.31	0.00	N/A	04/06/29	--	329,760.17	329,382.86	02/06/24
11A7-1	30507877				Actual/360	4.900%	1,391.40	377.31	0.00	N/A	04/06/29	--	329,760.17	329,382.86	02/06/24
11A8-1	30507878				Actual/360	4.900%	1,391.40	377.31	0.00	N/A	04/06/29	--	329,760.17	329,382.86	02/06/24
12	30316117	LO	Colorado Springs	CO	Actual/360	4.900%	105,610.72	37,685.49	0.00	N/A	05/06/29	--	25,029,532.14	24,991,846.65	02/06/24
13A1	30316118	OF	Kings Mountain	NC	Actual/360	4.650%	60,062.50	0.00	0.00	N/A	04/01/29	--	15,000,000.00	15,000,000.00	02/01/24
13A3	30316120				Actual/360	4.650%	20,020.83	0.00	0.00	N/A	04/01/29	--	5,000,000.00	5,000,000.00	02/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
13A4	30316121				Actual/360	4.650%	20,020.83	0.00	0.00	N/A	04/01/29	--	5,000,000.00	5,000,000.00	02/01/24
14	30316122	MF	Hudson	NY	Actual/360	5.350%	110,566.67	0.00	0.00	N/A	04/06/29	--	24,000,000.00	24,000,000.00	02/06/24
15	30316123	SS	Irvine	CA	Actual/360	4.350%	78,662.50	0.00	0.00	N/A	05/01/29	--	21,000,000.00	21,000,000.00	02/01/24
16	30316124	OF	Washington	DC	Actual/360	4.700%	84,991.67	0.00	0.00	N/A	05/06/29	--	21,000,000.00	21,000,000.00	08/06/23
17	30316125	OF	Sacramento	CA	Actual/360	5.000%	84,713.06	25,335.37	0.00	N/A	04/06/29	--	19,675,291.22	19,649,955.85	02/06/24
18	30316127	RT	Various	Various	Actual/360	4.582%	78,912.22	0.00	0.00	N/A	04/01/29	--	20,000,000.00	20,000,000.00	02/01/24
19A1	30316129	OF	Columbia	MD	Actual/360	4.600%	75,783.76	26,745.11	0.00	N/A	04/06/29	--	19,131,945.16	19,105,200.05	02/06/24
20	30316131	RT	Huntsville	AL	Actual/360	4.810%	76,366.00	22,910.03	0.00	N/A	05/01/29	--	18,437,235.25	18,414,325.22	02/01/24
21A1-2	30502815	RT	Pittsburgh	PA	Actual/360	4.649%	20,018.68	0.00	0.00	N/A	03/06/29	--	5,000,000.00	5,000,000.00	02/06/24
21A3	30502364				Actual/360	4.649%	40,037.36	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	02/06/24
21A6	30502367				Actual/360	4.649%	4,003.74	0.00	0.00	N/A	03/06/29	--	1,000,000.00	1,000,000.00	02/06/24
21A71	30502368				Actual/360	4.649%	4,003.74	0.00	0.00	N/A	03/06/29	--	1,000,000.00	1,000,000.00	02/06/24
22	30316132	IN	Akron	OH	Actual/360	4.917%	67,745.33	0.00	0.00	N/A	05/01/29	--	16,000,000.00	16,000,000.00	02/01/24
23	30315541	Various Various		Various	Actual/360	4.550%	58,770.83	0.00	0.00	N/A	11/01/28	--	15,000,000.00	15,000,000.00	02/01/24
24	30316133	MF	Beaverton	OR	Actual/360	4.610%	54,033.42	21,644.14	0.00	N/A	05/01/29	--	13,611,386.05	13,589,741.91	02/01/24
25	30316134	OF	Milwaukee	WI	Actual/360	4.887%	59,039.29	18,596.46	0.00	N/A	03/06/29	--	14,029,415.82	14,010,819.36	02/06/24
27	30316135	IN	Goleta	CA	Actual/360	4.800%	58,032.00	0.00	0.00	N/A	02/01/29	--	14,040,000.00	14,040,000.00	02/01/24
28	30316136	LO	Lubbock	TX	Actual/360	4.930%	56,086.97	16,180.29	0.00	N/A	03/06/29	--	13,211,612.65	13,195,432.36	02/06/24
29	30316137	IN	Mooresville	NC	Actual/360	5.030%	49,987.45	13,210.43	0.00	N/A	11/01/28	--	11,540,744.38	11,527,533.95	02/01/24
30	30316138	LO	Altamonte Springs	FL	Actual/360	4.990%	44,670.62	15,384.97	0.00	N/A	05/01/29	--	10,395,903.27	10,380,518.30	02/01/24
31	30316139	RT	Various	VA	Actual/360	4.980%	42,859.29	12,923.45	0.00	N/A	04/06/29	--	9,994,393.37	9,981,469.92	02/06/24
32	30502492	Various Various		HI	Actual/360	4.310%	37,113.89	0.00	0.00	N/A	02/07/29	--	10,000,000.00	10,000,000.00	02/07/24
33A4	30502462	IN	Various	MS	Actual/360	4.800%	19,802.86	6,430.41	0.00	N/A	04/06/29	--	4,791,015.52	4,784,585.11	02/06/24
33A5	30502463				Actual/360	4.800%	19,802.86	6,430.41	0.00	N/A	04/06/29	--	4,791,015.52	4,784,585.11	02/06/24
34	30316140	LO	Indianapolis	IN	Actual/360	5.380%	43,022.98	13,005.32	0.00	N/A	02/06/29	--	9,286,647.72	9,273,642.40	02/06/24
35	30316141	MH	Van Nuys	CA	Actual/360	5.150%	43,637.67	0.00	0.00	N/A	04/06/29	--	9,840,000.00	9,840,000.00	02/06/24
36	30316142	RT	Newark	DE	Actual/360	4.277%	35,743.74	0.00	0.00	N/A	08/01/28	--	9,704,000.00	9,704,000.00	02/01/24
37	30316143	RT	Springfield	IL	Actual/360	4.750%	33,537.87	11,845.45	0.00	N/A	05/01/29	--	8,199,410.37	8,187,564.92	02/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
38	30316144	LO	Dunn	NC	Actual/360	5.000%	32,721.71	11,297.66	0.00	N/A	04/06/29	--	7,599,880.34	7,588,582.68	02/06/24
39	30502906	Various Various		FL	Actual/360	5.150%	32,858.76	9,185.26	0.00	N/A	05/06/29	--	7,409,430.17	7,400,244.91	02/06/24
40	30316145	RT	North Attleboro	MA	Actual/360	5.280%	32,579.38	8,975.37	0.00	N/A	05/01/29	--	7,165,552.08	7,156,576.71	01/01/24
41	30316146	LO	Wausau	WI	Actual/360	5.140%	27,477.81	8,982.87	0.00	N/A	04/06/29	--	6,208,115.66	6,199,132.79	02/06/24
42	30316147	SS	Malden	MA	Actual/360	4.900%	27,347.12	7,946.21	0.00	N/A	04/06/29	--	6,481,214.42	6,473,268.21	02/06/24
43	30316148	LO	Gatesville	TX	Actual/360	5.500%	24,331.82	10,671.17	0.00	N/A	03/01/29	--	5,137,511.30	5,126,840.13	02/01/24
44	30316149	RT	La Grande	OR	Actual/360	5.050%	23,917.36	0.00	0.00	N/A	05/01/29	--	5,500,000.00	5,500,000.00	02/01/24
45	30316150	RT	Leesville	LA	Actual/360	4.850%	21,181.80	7,709.33	0.00	N/A	05/01/29	--	5,071,797.84	5,064,088.51	02/01/24
46	30316151	LO	Fairburn	GA	Actual/360	5.050%	18,568.24	9,338.34	0.00	N/A	05/01/29	--	4,269,925.38	4,260,587.04	02/01/24
47	30316152	LO	Santa Rosa	NM	Actual/360	5.350%	18,722.70	8,509.59	0.00	N/A	05/01/29	--	4,064,016.80	4,055,507.21	02/01/24
48	30316153	LO	Long Beach	WA	Actual/360	5.840%	21,148.76	5,369.86	0.00	N/A	02/01/29	--	4,205,453.19	4,200,083.33	02/01/24
49	30316154	LO	Green Bay	WI	Actual/360	5.450%	13,583.38	5,971.98	0.00	N/A	05/06/29	--	2,894,357.30	2,888,385.32	02/06/24
50	30316155	IN	Plainville	CT	Actual/360	5.940%	12,624.47	3,087.08	0.00	N/A	02/05/29	--	2,468,127.52	2,465,040.44	12/05/23
Totals							3,735,738.12	431,399.23	0.00				906,651,415.27	906,220,016.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,740,550.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	11,840,161.58	12,082,547.03	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	11,840,161.58	12,082,547.03	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,836,037.79	8,587,886.25	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	17,394,045.52	17,343,844.97	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	17,394,045.52	17,343,844.97	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,319,887.24	3,829,056.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,540,315.60	3,670,233.23	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	12,079,344.55	12,709,134.57	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	13,136,110.00	0.00	--	--	--	0.00	0.00	95,443.09	95,443.09	0.00	0.00
8A4	13,136,110.00	0.00	--	--	--	0.00	0.00	38,177.24	38,177.24	0.00	0.00
9	19,215,959.00	26,888,396.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A3	12,529,602.00	12,241,449.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A6	12,529,602.00	12,241,449.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A8	12,529,602.00	12,241,449.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	4,677,099.78	4,382,622.30	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A4	4,677,099.78	4,382,622.30	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A6	4,677,099.78	4,382,622.30	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A6-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A7	4,677,099.78	4,382,622.30	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A7-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A8	4,677,099.78	4,382,622.30	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A8-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	4,688,388.05	5,944,743.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	5,215,531.27	5,401,923.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13A3	5,215,531.27	5,401,923.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
13A4	5,215,531.27	5,401,923.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,100,200.19	2,112,917.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,745,143.00	2,914,722.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,498,410.60	1,686,994.39	01/01/23	09/30/23	--	0.00	0.00	84,747.73	504,198.34	0.00	0.00
17	1,871,299.89	1,754,901.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	9,188,485.06	5,018,326.65	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19A1	3,739,475.66	3,488,447.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,318,153.00	2,444,990.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21A1-2	7,200,462.39	6,805,083.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21A3	7,200,462.39	6,805,083.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21A6	7,200,462.39	6,805,083.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21A71	7,200,462.39	6,805,083.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	5,602,882.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	5,121,564.45	4,956,549.28	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	917,088.93	1,493,317.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,766,052.98	1,565,350.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	737,700.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,489,352.96	1,428,291.66	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,120,421.00	1,146,593.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,931,492.91	1,945,822.15	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	878,313.23	957,934.31	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	63,050,807.52	65,043,801.23	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33A4	5,292,295.70	4,747,012.79	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33A5	5,292,295.70	4,747,012.79	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	997,633.16	1,319,013.08	04/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	856,689.71	925,162.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	44,058,100.30	43,415,971.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	909,508.00	915,230.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	973,483.85	996,936.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	999,454.69	1,026,572.26	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	648,413.77	708,317.33	01/01/23	12/31/23	--	0.00	0.00	41,539.32	41,539.32	0.00	0.00
41	1,253,728.76	1,816,366.69	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,016,090.90	1,046,021.56	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	570,796.44	570,796.44	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	447,709.68	387,989.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	367,068.57	392,964.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,084,322.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	763,827.99	1,031,239.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	653,513.77	502,842.54	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	15,682.88	31,412.47	6,216.11	0.00
Totals	424,242,759.81	390,657,087.71				0.00	0.00	275,590.26	710,770.46	6,216.11	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/16/24	1	2,465,040.44	0	0.00	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784862%	4.768450%	59
01/18/24	0	0.00	0	0.00	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784944%	4.768532%	60
12/15/23	3	37,471,198.89	0	0.00	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785026%	4.768614%	61
11/17/23	3	30,000,000.00	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785117%	4.768704%	62
10/17/23	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785198%	4.768785%	63
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785287%	4.768873%	64
08/17/23	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785368%	4.768953%	65
07/17/23	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785447%	4.769033%	66
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785535%	4.769120%	67
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785614%	4.769199%	68
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785701%	4.769285%	69
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785775%	4.769358%	70
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
8A2	30316111	01/10/24	0	B	95,443.09	95,443.09	0.00		25,000,000.00	07/31/23	98
8A4	30316112	01/10/24	0	B	38,177.24	38,177.24	0.00		10,000,000.00	07/31/23	98
16	30316124	08/06/23	5	6	84,747.73	504,198.34	19,044.93		21,000,000.00	06/06/23	2
40	30316145	01/01/24	0	B	41,539.32	41,539.32	0.00		7,165,552.08
50	30316155	12/05/23	1	1	15,682.88	31,412.47	8,716.11		2,471,198.89
Totals					275,590.26	710,770.46	27,761.04		65,636,750.97
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		30,000,000	30,000,000	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		253,410,300	250,945,260	2,465,040		0
> 60 Months		622,809,716	601,809,716	21,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	906,220,016	882,754,976	2,465,040	0	21,000,000	0
Jan-24	906,651,415	885,651,415	0	0	21,000,000	0
Dec-23	907,080,980	848,609,781	37,471,199	0	21,000,000	0
Nov-23	907,551,899	856,551,899	30,000,000	21,000,000	0	0
Oct-23	907,977,635	886,977,635	21,000,000	0	0	0
Sep-23	908,444,864	908,444,864	0	0	0	0
Aug-23	908,866,804	887,866,804	21,000,000	0	0	0
Jul-23	909,286,950	888,286,950	21,000,000	0	0	0
Jun-23	909,748,791	909,748,791	0	0	0	0
May-23	910,165,187	910,165,187	0	0	0	0
Apr-23	910,623,414	910,623,414	0	0	0	0
Mar-23	911,003,594	911,003,594	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8A2	30316111	25,000,000.00	25,000,000.00	328,800,000.00	10/23/23	12,957,426.00	0.71000	12/31/22	02/10/29	(57)
8A4	30316112	10,000,000.00	10,000,000.00	328,800,000.00	10/23/23	12,957,426.00	0.71000	12/31/22	02/10/29	(57)
10A3	30316114	15,000,000.00	15,000,000.00	347,590,000.00	10/31/18	11,013,320.00	2.26000	06/30/23	02/06/24	(57)
10A6	30316115	10,000,000.00	10,000,000.00	347,590,000.00	10/31/18	11,013,320.00	2.26000	06/30/23	02/06/24	(57)
10A8	30316116	5,000,000.00	5,000,000.00	347,590,000.00	10/31/18	11,013,320.00	2.26000	06/30/23	02/06/24	(57)
16	30316124	21,000,000.00	21,000,000.00	32,400,000.00	03/15/19	1,447,370.39	1.08000	09/30/23	05/06/29	(57)
Totals		86,000,000.00	86,000,000.00	1,732,770,000.00		60,402,182.39

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8A2	30316111	MF	CA	07/31/23	98
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

8A4	30316112	Various	Various	07/31/23	98
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

10A3	30316114	OF	TX	09/12/23	98
	Special Servicer comments are not available for this cycle.

10A6	30316115	Various	Various	09/12/23	98
	Special Servicer comments are not available for this cycle.

10A8	30316116	Various	Various	09/12/23	98
	Special Servicer comments are not available for this cycle.

16	30316124	OF	DC	06/06/23	2

12/12/2023 - Loan was transferred to special servicing 6/7/2023 due to an Imminent Monetary Default. The loan is secured with a six -story, 70,658 -square foot Class B+/A office building and a 104 -space, Subterranean parking garage. Funds from cash management are not sufficient and debt service is one month in arrears. Legal counsel was engaged, the demand notice was sent and the Loan accelerated. Receivership order was entered on 11/15/23 and receiver has control of the

	property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30316107	42,275,000.00	4.86500%	42,275,000.00	4.86500%	10	05/06/20	05/06/20	05/08/20
5	30316107	0.00	4.86500%	0.00	4.86500%	8	05/08/20	05/06/20	05/06/20
11A3	30502576	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A3	30502576	0.00	4.90000%	0.00	4.90000%	8	11/02/21	10/26/21	10/26/21
11A4	30502577	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A4	30502577	0.00	4.90000%	0.00	4.90000%	8	11/02/21	10/26/21	10/26/21
11A6	30502579	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A6	30502579	0.00	4.90000%	0.00	4.90000%	8	11/02/21	10/26/21	10/26/21
11A7	30502580	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A7	30502580	0.00	4.90000%	0.00	4.90000%	8	11/02/21	10/26/21	10/26/21
11A8	30502581	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A8	30502581	0.00	4.90000%	0.00	4.90000%	8	11/02/21	10/26/21	10/26/21
24	30316133	0.00	4.61000%	0.00	4.61000%	8	02/15/22	12/20/21	02/15/22
28	30316136	13,570,000.00	4.93000%	13,570,000.00	4.93000%	8	05/20/20	06/05/20	05/22/20
28	30316136	0.00	4.93000%	0.00	4.93000%	8	05/22/20	06/05/20	05/20/20
30	30316138	11,031,390.54	4.99000%	11,031,390.54	4.99000%	8	06/10/20	07/01/20	06/12/20
30	30316138	0.00	4.99000%	0.00	4.99000%	8	06/12/20	07/01/20	06/10/20
34	30316140	9,834,265.38	5.38000%	9,834,265.38	5.38000%	8	06/02/20	06/05/20	06/08/20
34	30316140	0.00	5.38000%	0.00	5.38000%	8	06/08/20	06/05/20	06/02/20
43	30316148	0.00	5.50000%	0.00	5.50000%	8	03/15/21	03/15/21	05/04/21
43	30316148	0.00	5.50000%	0.00	5.50000%	8	05/04/21	03/15/21	03/15/21
46	30316151	4,656,849.29	5.05000%	4,656,849.29	5.05000%	8	06/02/20	06/01/20	06/08/20
46	30316151	0.00	5.05000%	0.00	5.05000%	8	06/08/20	06/01/20	06/02/20
49	30316154	3,146,449.30	5.45000%	3,146,449.30	5.45000%	10	04/23/20	05/06/20	04/24/20
49	30316154	0.00	5.45000%	0.00	5.45000%	8	04/24/20	05/06/20	04/23/20
Totals		84,513,954.51		84,513,954.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	4,520.83	0.00	0.00	0.00	0.00	0.00	11.08	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	153.07	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	20.10	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(208.63)	0.00	0.00	0.00
Total	0.00	0.00	4,520.83	0.00	0.00	0.00	0.00	0.00	(24.38)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,496.45

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29